Segmental analysis - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segmental analysis
Total income	£ 10,796	£ 14,253	£ 13,402
Retail Banking
Segmental analysis
Total income	4,181	4,866	5,054
Ulster Bank RoI
Segmental analysis
Total income	510	567	610
Commercial Banking
Segmental analysis
Total income	3,958	4,318	4,602
Private Banking
Segmental analysis
Total income	763	777	775
RBS International
Segmental analysis
Total income	497	610	594
NatWest Markets
Segmental analysis
Total income	1,123	1,342	1,442
Central items and other
Segmental analysis
Total income	(236)	1,773	325
Operating segment
Segmental analysis
Total income	10,796	14,253	13,402
Operating segment | Retail Banking
Segmental analysis
Total income	4,157	4,834	5,021
Operating segment | Ulster Bank RoI
Segmental analysis
Total income	516	562	613
Operating segment | Commercial Banking
Segmental analysis
Total income	4,065	4,814	5,079
Operating segment | Private Banking
Segmental analysis
Total income	700	631	655
Operating segment | RBS International
Segmental analysis
Total income	500	603	469
Operating segment | NatWest Markets
Segmental analysis
Total income	1,395	1,664	1,510
Operating segment | Central items and other
Segmental analysis
Total income	(537)	1,145	55
Inter segment | Retail Banking
Segmental analysis
Total income	24	32	33
Inter segment | Ulster Bank RoI
Segmental analysis
Total income	(6)	5	(3)
Inter segment | Commercial Banking
Segmental analysis
Total income	(107)	(496)	(477)
Inter segment | Private Banking
Segmental analysis
Total income	63	146	120
Inter segment | RBS International
Segmental analysis
Total income	(3)	7	125
Inter segment | NatWest Markets
Segmental analysis
Total income	(272)	(322)	(68)
Inter segment | Central items and other
Segmental analysis
Total income	£ 301	£ 628	£ 270